Consolidated Statement of Cash Flows Supplemental Disclosures (Net cash paid or received) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Interest paid, net of amounts capitalized	$ 74,618	$ 71,749	$ 69,083